Short-Term Debt	12 Months Ended
Dec. 31, 2018
Short Term Borrowings [Abstract]
Short-term Debt

10.    SHORT-TERM DEBT

	As of December 31,
	2017	2018	2018
	RMB	RMB	USD
Short-term bank borrowings	–	60,000,000	8,726,638

In November 2018, the Group entered into a one-year loan contract with a bank for an aggregate principal amount of RMB60,000,000. As of December 31, 2018, the principal amount outstanding was RMB 60,000,000, bearing the interest rate of 4.60% per annum and was guaranteed by GreenTree Inns Hotel (Shanghai) Management, Inc.